Cash and Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2019
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH [Abstract]
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH

NOTE 4: CASH AND CASH EQUIVALENTS AND RESTRICTED CASH

Cash and cash equivalents and restricted cash consisted of the following:

	December 31, 2019	December 31, 2018
Cash on hand and at banks	$77,041	$131,432
Short-term deposits and highly liquid funds	950	6,450
Restricted cash	736	12,892
Cash and cash equivalents and restricted cash	$78,727	$150,774

Short-term deposits and highly liquid funds relate to amounts held in banks for general financing purposes and represent deposits with an original maturity of less than three months.

Cash deposits and cash equivalents in excess of amounts covered by government-provided insurance are exposed to loss in the event of non-performance by financial institutions. Navios Holdings does maintain cash deposits and equivalents in excess of government provided insurance limits. Navios Holdings reduces exposure to credit risk by dealing with a diversified group of major financial institutions. See also Note 2(e).